UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):          [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Limited
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

      /s/ Mark McKeefry                  New York, NY          November 9, 2004
--------------------------------  -------------------------  -------------------
          [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                   0

Form 13F Information Table Entry Total:                             25*

Form 13F Information Table Value Total:                             $144,984*
                                                                (in thousands)


* Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE




-------------------------------------------------------------------------------------------------------------------------
       COLUMN I           COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
       --------           --------     --------  --------       --------         --------    --------       --------
-------------------------------------------------------------------------------------------------------------------------
                                                  VALUE   SHRS OR  SH/   PUT/  INVESTMENT    OTHER
    NAME OF ISSUER     TITLE OF CLASS   CUSIP    (X$1000) PRM AMT  PRN   CALL  DISCRETION   MANAGERS   VOTING AUTHORITY
    --------------     --------------   -----    -------- -------  ---   ----  ----------   --------   ----------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      SOLE  SHARED  NONE
                                                                                                      ----  ------  ----
-------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES    NOTE 5.5% 7/0  00971TAC5   2,994   2,935,000             SOLE                   X
INC
-------------------------------------------------------------------------------------------------------------------------
ATMEL CORP             SDCV 5/2       049513AE4   6,403  14,190,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
ATMEL CORP.            COM            049513104     724     200,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
CARRIER ACCESS
CORPORATION            COM            144460102     452      65,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
                       NOTE 3.75%
CIENA CORPORATION      7/0            171779AA9  15,207  17,890,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC           COM            172755100     486     101,900             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR  NOTE 1.25%
CORP                   6/1            232806AH2  24,657  25,420,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
EMCORE CORP.           NOTE 5.0%  5/1 290846AB0   9,501   9,795,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
FILENET CORP           COM            316869106   2,095     120,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
                       NOTE 5.25%
FINISAR CORPORATION    10/1           31787AAC5  12,045  13,383,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
                       NOTE 2.5%
FINISAR CORPORATION    10/1           31787AAF8   3,950   5,000,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
                       NOTE 5.0%
MANUGISTICS GROUP INC  11/0           565011AB9  26,201  29,606,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
MANUGISTICS GROUP INC  COM            565011103      43      18,100             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
INHALE THERAPEUTICS    NOTE 3.5%
(NEKTAR)               10/1           457191AH7   3,577   3,707,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
                       SDCV 7.25%
NETWORK EQUIP TECH     5/1            641208AA1   3,733   4,242,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
PEMSTAR INC            COM            706552106      91      50,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
TECHNOLOGIES INC       COM            71376K102     316      50,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
                       NOTE 3.75%
PMC-SIERRA INC         8/1            69344FAB2   3,988   4,008,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
SYNOPSYS INC           COM            871607107   1,844     117,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE
SOFTWARE COM           COM            87405109       82       2,500             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATION
SYS INC                NOTE 5.0%  8/0 880775AC5  24,351  26,469,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
TRANSWITCH CORP        COM            894065101     233     185,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
TROPICAL SPORTSWEAR
INTL                   COM            89708P102       6       5,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE
CORPORATION            COM            923436109   1,780     100,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------
ZILOG INC              COM PAR $0.01  989524301     225      39,000             SOLE                   X
-------------------------------------------------------------------------------------------------------------------------

